Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 11—Income taxes

The components of income (loss) before income taxes are as follows (in thousands):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Domestic	$1,709	$(13,517)	$8,053	$9,677
Foreign	(74)	686	625	135
Total	$1,635	$(12,831)	$8,678	$9,812

The components of the (provision) benefit for income taxes are as follows (in thousands):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Current:
U.S. federal	$1,394	$(363)	$(6,837)	$(9,978)
State	(5)	(111)	(1,026)	(2,096)
Foreign	18	(257)	(391)	-
Total current	1,407	(731)	(8,254)	(12,074)
Deferred:
U.S. federal	(1,881)	3,881	3,710	8,384
State	(68)	324	201	(773)
Foreign	-	71	22	(36)
Total deferred	(1,949)	4,276	3,933	7,575
Total (provision) benefit for income taxes	$(542)	$3,545	$(4,321)	$(4,499)

The following table presents a reconciliation of the federal statutory rate to the Company’s effective tax rate:

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Federal statutory rate	34.0%	34.0%	35.0%	35.0%
State tax-net of federal benefit	1.7%	1.7%	2.2%	0.7%
State tax deferred rate change	0.0%	0.0%	0.3%	18.7%
Impact of foreign operations	0.4%	1.0%	(0.2%)	0.1%
U.S. subpart F income	0.0%	(2.2%)	2.5%	0.5%
Nondeductible transaction-related costs	0.0%	(6.5%)	0.0%	2.0%
Uncertain tax positions	0.0%	(0.2%)	5.3%	2.0%
Stock based compensation	0.0%	0.0%	0.6%	(16.8%)
Others	(3.0%)	(0.2%)	4.1%	3.7%
Effective tax rate	33.1%	27.6%	49.8%	45.9%

The components of net deferred taxes arising from temporary differences are as follows (in thousands):

	December 31, 2015	December 31, 2016
Deferred tax assets:
Compensation	$1,969	$1,848
Inventories and receivables	1,604	6,905
Accrued expenses	2,120	1,996
Stock compensation	238	1,967
Net operating losses	-	232
Other	446	1,304
Deferred tax assets	6,377	14,252
Deferred tax liabilities:
Goodwill	1,614	2,562
Fixed assets	1,620	2,699
Intangible assets	44,493	42,587
Other	514	579
Deferred tax liabilities	48,241	48,427
Net deferred tax liabilities	$41,864	$34,175

The deferred tax assets and liabilities within the same jurisdiction are reported net in the accompanying balance sheets as follows (in thousands):

	December 31, 2015	December 31, 2016
Noncurrent deferred tax assets	$262	$37
Noncurrent deferred tax liabilities	42,126	34,212
Net deferred tax liabilities	$41,864	$34,175

At December 31, 2016, the Company had gross foreign net operating loss carryforwards of $0.9 million. The foreign net operating loss carryforwards will begin to expire in 2020 and have a carryforward period of five years.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Balance at beginning of year	$581	$581	$607	$1,256
Increases for prior year tax positions	-	-	1	438
Increases for current year tax positions	-	26	648	103
Decreases for prior year tax positions	-	-	-	(589)
Decreases due to settlements	-	-	-	-
Decreases due to statutes lapsing	-	-	-	-
Balance at end of year	$581	$607	$1,256	$1,208

If all of the Company’s unrecognized tax benefits as of December 31, 2015 and December 31, 2016 were recognized, $1.0 million and $0.7 million of unrecognized tax benefits, respectively, would impact the effective tax rate. The Company believes it is reasonably possible that $0.5 million of unrecognized tax benefits may reverse in the next twelve months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in the provision for income taxes. The Company had $31,000 and $0.2 million of accrued gross interest and penalties as of December 31, 2015 and December 31, 2016, respectively. The Company recognized net interest expense of $20,000 and $0.1 million for the years ended December 31, 2015 and 2016, respectively. The Company did not recognize any net interest expense during the Predecessor 2014 Period and the Successor 2014 Period.

The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. As of December 31, 2016, with few exceptions, the Company or its subsidiaries are no longer subject to examination prior to tax year 2013. Certain state returns are currently under audit by the state tax authorities. The Company does not expect the results of these audits to have a material impact on the consolidated financial statements.